Unaudited condensed consolidated income statements - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Profit from continuing operations:
Gross premiums earned		£ 16,293	£ 14,786
Outward reinsurance premiums		(520)	(363)
Earned premiums, net of reinsurance		15,773	14,423
Investment return		24,633	1,381
Other income		199	215
Total revenue, net of reinsurance		40,605	16,019
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(36,671)	(10,928)
Acquisition costs and other expenditure		(2,711)	(3,285)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(226)	(189)
Gain (loss) on disposal of businesses and corporate transactions		13	(57)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(39,595)	(14,459)
Share of profits from joint ventures and associates, net of related tax		106	82
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	1,116	1,642
Less tax charge attributable to policyholders' returns		(220)	(43)
Profit before tax attributable to shareholders		896	1,599
Total tax charge attributable to policyholders and shareholders		(221)	(369)
Adjustment to remove tax charge attributable to policyholders' returns		220	43
Tax charge attributable to shareholders' returns		(1)	(326)
Profit from continuing operations for the period		895	1,273
Profit from discontinued operations for the period, net of related tax	[3]	645	83
Profit for the period		1,540	1,356
Attributable to:
Equity holders of the Company from continuing operations		890	1,272
Equity holders of the Company from discontinued operations		645	83
Non-controlling interests from continuing operations		5	1
Profit for the period		£ 1,540	£ 1,356
Basic
Based on profit from continuing operations (in GBP per share)		£ 0.344	£ 0.495
Based on profit from discontinued operations (in GBP per share)	[3]	0.250	0.032
Basic (in GBP per share)		0.594	0.527
Diluted
Based on profit from continuing operations (in GBP per share)		0.344	0.494
Based on profit from discontinued operations (in GBP per share)	[3]	0.250	0.032
Diluted (in GBP per share)		0.594	0.526
Dividends relating to reporting period:
First interim ordinary dividend (in GBP per share)		0.1645	0.1567
Dividends paid in reporting period:
Second interim ordinary dividend for prior year (in GBP per share)		£ 0.3368	£ 0.3250

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders, as explained in footnote (i) of the ‘Condensed consolidated income statements’.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.
[3]	Profit from discontinued operations represents the post-tax profit contributed by the UK and Europe operations which are classified as held for distribution at 30 June 2019 (a line-by-line analysis of profit for the period for the discontinued UK and Europe operations is included in note D2.1).The half year 2018 comparative results have been re-presented from those previously published accordingly (as described in note A2).